UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)
Commercial Paper 3.4%
Issued at Discount *
Straight-A Funding LLC:
144A, 0.18%, 8/9/2012	75,000,000	74,997,000
144A, 0.18%, 10/4/2012	25,000,000	24,992,000

Total Commercial Paper (Cost $99,989,000)		99,989,000
Government & Agency Obligations 53.3%
U.S. Government Sponsored Agencies 46.0%
Federal Farm Credit Bank:
0.108% *, 9/14/2012	32,500,000	32,495,631
0.15%, 2/15/2013	24,000,000	23,991,080
0.178% *, 10/25/2012	8,000,000	7,996,600
0.219% *, 5/23/2013	10,000,000	9,981,972
Federal Home Loan Bank:
0.036% *, 8/2/2012	24,000,000	23,999,953
0.075% *, 8/13/2012	45,000,000	44,998,800
0.096% *, 8/24/2012	12,071,000	12,070,229
0.098% *, 9/13/2012	35,000,000	34,995,819
0.108% *, 9/17/2012	50,000,000	49,992,819
0.119% *, 8/10/2012	35,000,000	34,998,863
0.125%, 3/5/2013	10,000,000	9,994,236
0.14%, 9/10/2012	25,000,000	24,999,228
0.148% *, 10/9/2012	35,000,000	34,989,938
0.15%, 10/23/2012	35,000,000	34,998,995
0.158% *, 11/1/2012	17,000,000	16,993,049
0.159% *, 11/9/2012	25,000,000	24,988,889
0.159% *, 11/13/2012	20,000,000	19,990,756
0.17%, 1/23/2013	35,000,000	34,996,086
0.17%, 2/11/2013	22,375,000	22,366,751
0.18%, 11/21/2012	10,000,000	9,999,749
0.19% **, 7/25/2013	25,000,000	24,998,749
0.19% **, 7/26/2013	15,000,000	14,998,525
0.2%, 11/19/2012	15,000,000	15,001,904
0.21%, 1/8/2013	10,000,000	9,999,331
0.21% **, 11/15/2013	12,500,000	12,493,480
0.22%, 4/19/2013	50,000,000	49,995,303
0.22% **, 11/8/2013	27,000,000	26,986,342
0.23%, 8/24/2012	15,000,000	15,000,391
0.245% **, 11/4/2013	49,000,000	48,984,399
0.31%, 5/16/2013	20,755,000	20,765,930
0.32% **, 5/17/2013	38,000,000	38,000,000
0.33% **, 4/5/2013	22,500,000	22,498,448
0.33% **, 4/12/2013	22,000,000	21,998,450
0.36%, 5/16/2013	27,500,000	27,524,254
1.75%, 3/8/2013	10,000,000	10,091,660
Federal Home Loan Mortgage Corp.:
0.099% *, 9/26/2012	15,000,000	14,997,667
0.099% *, 10/2/2012	15,000,000	14,997,417
0.113% *, 8/7/2012	75,000,000	74,998,375
0.114% *, 8/6/2012	33,696,000	33,695,392
0.116% *, 8/28/2012	18,500,000	18,498,335
0.128% *, 10/10/2012	25,000,000	24,993,681
0.128% *, 10/15/2012	13,000,000	12,996,479
0.129% *, 10/16/2012	18,000,000	17,995,060
0.138% *, 10/16/2012	25,000,000	24,992,611
0.169% *, 1/9/2013	25,000,000	24,980,993
0.179% *, 1/9/2013	35,000,000	34,971,825
0.189% **, 9/13/2013	75,000,000	74,996,257
1.375%, 1/9/2013	25,000,000	25,129,021
3.5%, 5/29/2013	10,500,000	10,783,107
Federal National Mortgage Association:
0.099% *, 10/15/2012	25,000,000	24,994,792
0.128% *, 9/27/2012	24,000,000	23,995,060
0.158% *, 10/1/2012	10,000,000	9,997,289
0.187% *, 10/1/2012	17,500,000	17,494,366

		1,354,684,336
U.S. Treasury Obligations 7.3%
U.S. Treasury Bill, 0.15% *, 9/13/2012	25,000,000	24,995,521
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,706,749
1.375%, 10/15/2012	36,000,000	36,090,020
1.375%, 11/15/2012	25,000,000	25,090,537
1.375%, 1/15/2013	25,000,000	25,133,233
2.875%, 1/31/2013	20,000,000	20,269,807
3.375%, 11/30/2012	20,000,000	20,211,591
4.0%, 11/15/2012	25,000,000	25,276,091

		213,773,549

Total Government & Agency Obligations (Cost $1,568,457,885)		1,568,457,885
Repurchase Agreements 43.3%
BNP Paribas, 0.18%, dated 7/31/2012, to be repurchased at $106,000,530 on 8/1/2012 (a)	106,000,000	106,000,000
JPMorgan Securities, Inc., 0.17%, dated 7/31/2012, to be repurchased at $9,000,043 on 8/1/2012 (b)	9,000,000	9,000,000
JPMorgan Securities, Inc., 0.19%, dated 7/31/2012, to be repurchased at $109,000,575 on 8/1/2012 (c)	109,000,000	109,000,000
Merrill Lynch & Co., Inc., 0.16%, dated 7/31/2012, to be repurchased at $44,146,810 on 8/1/2012 (d)	44,146,614	44,146,614
Merrill Lynch & Co., Inc., 0.18%, dated 7/31/2012, to be repurchased at $362,001,810 on 8/1/2012 (e)	362,000,000	362,000,000
Morgan Stanley & Co., Inc., 0.19%, dated 7/31/2012, to be repurchased at $518,002,734 on 8/1/2012 (f)	518,000,000	518,000,000
The Goldman Sachs & Co., 0.18%, dated 7/31/2012, to be repurchased at $125,000,625 on 8/1/2012 (g)	125,000,000	125,000,000

Total Repurchase Agreements (Cost $1,273,146,614)		1,273,146,614

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,941,593,499) †	100.0	2,941,593,499
Other Assets and Liabilities, Net	0.0	1,059,302

Net Assets	100.0	2,942,652,801

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

†	The cost for federal income tax purposes was $2,941,593,499.
(a)	Collateralized by $97,278,167 Government National Mortgage Association, with various coupon rates from 4.0-4.5%, with various maturity dates of 10/20/2040-6/20/2042 with a value of $108,120,001.
(b)	Collateralized by $12,115,000 U.S. Treasury STRIPS, maturing on 8/15/2025 with a value of $9,180,505.
(c)	Collateralized by $102,915,081 Federal National Mortgage Association, with various coupon rates from 3.0-7.5%, with various maturity dates of 5/1/2014-8/1/2042 with a value of $111,180,146.
(d)	Collateralized by $44,336,800 U.S. Treasury Note, 0.875%, maturing on 4/30/2017 with a value of $45,029,585.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
77,947,250	Federal Home Loan Mortgage Corp.	2.085-3.295	5/1/2041-7/1/2042	81,459,721
271,541,701	Federal National Mortgage Association	2.527-4.0	7/1/2025-6/1/2042	287,780,279
Total Collateral Value				369,240,000

(f)	Collateralized by $493,916,710 Federal National Mortgage Association, with various coupon rates from 2.5-4.0%, with various maturity dates of 5/1/2027-7/1/2042 with a value of $528,360,001.
(g)	Collateralized by $117,411,564 Federal National Mortgage Association, with various coupon rates from 3.5-4.0%, with various maturity dates of 9/1/2026-8/1/2042 with a value of $127,500,000.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(h)	$—	$1,668,446,885	$—	$1,668,446,885
Repurchase Agreements	—	1,273,146,614	—	1,273,146,614
Total	$—	$2,941,593,499	$—	$2,941,593,499

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.

(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012